SCHEDULE OF OUTSTANDING WARRANT (Details) (Parenthetical) - USD ($)				12 Months Ended
	Aug. 03, 2021	Jul. 02, 2021	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 09, 2022	Aug. 09, 2022	Aug. 08, 2022	Jul. 31, 2022	Jul. 02, 2022	Nov. 05, 2021	Sep. 24, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants issued		4,608	78,751			549,987	19,447				3,008	1,504
Warrants cancelled				7,782
Warrants, exercise price				$ 16.80		$ 16.80	$ 170.04				$ 1,831.20	$ 1,831.20
Warrant expiration date			Jun. 30, 2026				Aug. 08, 2027			Jun. 29, 2027		Sep. 23, 2026
Class of warrant or right, outstanding						549,987
Fair value adjustment of warrants					$ 11,565,472
Warrant term		3 years				5 years
2022 Notes [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants, exercise price								$ 170.04	$ 187.20
General and Administrative Expense [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants, exercise price		$ 2,402.40
Fair value adjustment of warrants		$ 11,600,000
Grant date fair value of warrants price per share		$ 3,477.60
Subscription Arrangement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants issued	2,083
Subscription Arrangement [Member] | General and Administrative Expense [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Fair value adjustment of warrants	$ 56,590
Public Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of warrant or right, outstanding			41,666
Private Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Remaining of cashless warrant shares			29,303
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants issued						549,987
Warrants, exercise price						$ 16.80
Warrant expiration date						Dec. 09, 2027
Class of warrant or right, outstanding						59,523
Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants, exercise price	$ 2,400.00		$ 2,400.00
Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants, exercise price	$ 2,760.00		$ 2,760.00